Intangible Assets - Schedule of Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of goodwill [line items]
Carrying amount	£ 1,203	£ 1,203
Cost [member]
Disclosure of goodwill [line items]
Carrying amount	1,285
Accumulated Impairment [member]
Disclosure of goodwill [line items]
Carrying amount	£ (82)